CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.51

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Loan Number	Seller Loan Number	Borrower Name	Original Balance	State	QM Status	Final Overall Grade	Final Credit Grade	Final Property Valuations Grade	Final Compliance Grade	Active Material Exceptions	Active Non-Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Loan Status	Sample Group
XXXXXXXX5417		XXX	XXX	Utah	Non-QM: Lender documented all ATR UW factors	1	1	1	1			* RESPA violation; missing or incorrect or unexecuted Affiliated Business Disclosure. (Lvl 3) - Missing AfBD-Affirmative NA (Best practice).			As is Value $XXX, PUD, HOA 87 month subject to, CDA supports value, no declining markets	Loan approved as XXX, 6 month reserves, residual income required is $2,000. Residual worksheet in file relfecting borrower reducing payments from $5768 to $3243, no payment shock however worksheet reflect fail which is incorrect due to $2525 payment reduction. No compensating factor required.